SHARE BASED COMPENSATION - Fair Value Assumptions For Stock Options (Details)	Dec. 30, 2017 $ / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	2.30%
Expected life (in years)	6 years 5 months 9 days
Dividend yield	0.00%
Volatility	33.95%
Grant date fair value	$ 8.77